Fees Summary	Jul. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,419,170
Previously Paid Amount	0.00
Total Fee Amount	2,267.49
Total Offset Amount	0.00
Net Fee	2,267.49
Narrative - Max Aggregate Offering Price	$ 16,419,170
Final Prospectus	true